BALANCE SHEETS COMPONENTS - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred rent		$ 28,881
Operating leases liabilities, net of current portion	$ 185,323
Other long-term liabilities	3,252	10,258
Total other long-term liabilities	$ 188,575	$ 39,139